Employee Benefit Plans - Reconciliation of Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 222,417		$ 194,160	$ 194,160
Employer contributions	$ 0	0	$ 0	0
Fair value of plan assets at end of year					222,417	$ 194,160
Non-US
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		83,808		76,429	76,429	68,597
Actual return on plan assets					8,741	8,282
Employer contributions					0	0	$ 0
Benefits paid					(2,261)	(2,821)
Settlement and curtailment					(3,751)	0
Foreign exchange rate changes					4,650	2,371
Fair value of plan assets at end of year					83,808	76,429	68,597
US plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year		$ 222,417		$ 194,160	194,160	165,730
Actual return on plan assets					36,247	35,597
Employer contributions					2,002	1,317	4,600
Benefits paid					(8,024)	(7,201)
Settlement and curtailment					(1,968)	(1,283)
Foreign exchange rate changes					0	0
Fair value of plan assets at end of year					$ 222,417	$ 194,160	$ 165,730